Derivative financial instruments - Weighted average exchange rates and sales prices, cash flow hedges (Details) - Cash flow hedges	12 Months Ended
	Dec. 31, 2025 gBPPerUSD MMBTU	Dec. 31, 2025 eURPerUSD MMBTU	Dec. 31, 2025 aUDPerUSD MMBTU	Dec. 31, 2024 gBPPerUSD MMBTU	Dec. 31, 2024 MMBTU eURPerUSD	Dec. 31, 2024 aUDPerUSD MMBTU
Highly probable forecast capital expenditure
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.35	0	0.67	1.25	1.04	0
Highly probable forecast sales
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument (Henry Hub $/mmBtu)	4.01	4.01	4.01	3.38	3.38	3.38